VIEs (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity and Securitizations [Abstract]
Schedule of Assets and Liabilities of Consolidated VIEs
The assets and liabilities of consolidated VIEs included the following at the dates indicated:

(in thousands)	December 31, 2025	December 31, 2024
Assets
Restricted cash	$668,215	$706,571
Net LHFI	21,607,557	24,635,642
Operating lease assets, net (1)	8,357,063	11,667,951
Various other assets	710,745	693,090
Total Assets	$31,343,580	$37,703,254
Liabilities
Notes payable	$23,597,483	$26,208,911
Various other liabilities	96,054	99,587
Total Liabilities	$23,693,537	$26,308,498
(1) As noted above, all leased vehicles are originated through a titling trust. At December 31, 2025 and December 31, 2024, $3.7 billion and $4.3 billion, respectively, of leased vehicle assets included in this amount were in a titling trust, but not in a securitization trust.
Schedule of Cash Flows Received from Consolidated Trusts
A summary of the cash flows received from the consolidated Trusts for the respective periods is as follows for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Assets securitized	$13,242,538	$18,350,732	$12,800,355

Net proceeds from new securitizations (1)	$10,765,931	$14,824,503	$8,335,877
Net proceeds on retained bonds from new securitizations	1,653,010	1,937,140	1,553,830
Cash received for servicing fees (2)	979,309	891,806	926,136
Net distributions from Trusts (2)	5,800,110	4,683,144	2,915,148
Total cash received from Trusts	$19,198,360	$22,336,593	$13,730,991
(1) Includes additional advances on existing securitizations.
(2) These amounts are not reflected in the SCF because the cash flows are between the VIEs and other entities included in the consolidation.

Schedule of Cash Flows Received from Trusts	A summary of cash flows received from Trusts for the respective periods were as follows for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Receivables securitized (1)(2)	$1,307,339	$1,060,931	$—

Net proceeds from new securitizations	$174,863	$1,003,695	$—
Cash received for servicing fees	59,277	24,473	8,512
Total cash received from Trusts	$234,140	$1,028,168	$8,512
(1) Represents the UPB at the time of original securitization. (2) Table excludes impacts of non-cash deconsolidation transaction referred to above.